UNITED STATES
      SECURITIES AND EXCHANGE COMMISSION
      Washington, D.C. 20549
TYPE:	13F-HR
PERIOD	9/30/2011



Attached Documents Page (2)
	FORM 13F
	FORM 13F COVER PAGE

                     Form 13F

                FORM 13F COVER PAGE


Check here if Amendment [ ]; Amendment Number:

  This Amendment (Check only one):     [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Evensky & Katz, Inc.
Address:  2333 Ponce de Leon Blvd.,
          Suite 1100
          Coral Gables, FL 33134

Form 13F File Number: 28-11891

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, list, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Mena Bielow-McAfee
Title: Chief Financial Officer
Phone: 305-448-8882

Signature, Place, and Date of Signing:

 Mena Bielow-McAfee,       Coral Gables, FL          October 20, 2011
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]


Report Type:

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   None
                                                  -----------------------

Form 13F Information Table Entry Total:              37
                                                  -----------------------

Form 13F Information Table Value Total:            $150071 (x1000)
                                                  -----------------------


List of Other Included Managers:

                           Name of Reporting Manager
                           Form 13F Information Table

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FORM 13F INFORMATION TABLE

    COLUMN 1                   COLUMN 2  COLUMN 3   COLUMN 4      COLUMN 5         COLUMN 6    COLUMN 7         COLUMN 8
                               TITLE OF              VALUE   SHRS OR SH/ PUT/     INVESTMENT   OTHER         VOTING   AUTHORITY
NAME OF ISSUER                  CLASS      CUSIP    (X$1000) PRN AMT PRN CALL     DISCRETION   MANAGERS        SOLE    SHARED NONE
--------------------------------------------------------------------------------------------------------------------------------
DJ-UBS COMMODITY INDEX ETN        A     464288240     8412     201536SH          SOLE        NONE           201536
iSHARES MSCI EAFE                 A     464287226      317       6631SH          SOLE        NONE             6631
iSHARES MSCI EMERGING MKTS        A     921937835      478      13629SH          SOLE        NONE            13629
iSHARES MSCI EX US                A     06738C778        8        216SH          SOLE        NONE              216
iSHARES MSCI JAPAN                A     464287234        1        100SH          SOLE        NONE              100
iSHARES S&P GLBL INDX             A     464287465        4         73SH          SOLE        NONE               73
iSHARES S&P GLOBAL INDUSTRIALS    A     464286848     7356     167949SH          SOLE        NONE           167949
iSHARES S&P MID VALUE             A     464288729    14750     223451SH          SOLE        NONE           223451
iSHARES S&P SM VALUE              A     464287705       34        581SH          SOLE        NONE              581
iSHARES TR 1-3 YR TREAS INDEX FD  A     464287879       21        252SH          SOLE        NONE              252
iSHARES TR BARCLAYS TIPS          A     464287572        9         79SH          SOLE        NONE               79
iSHARES TR DJ TOTAL MARKET        A     464287200        9        165SH          SOLE        NONE              165
iSHARES TR DJ US FINL             A     464287309        1         20SH          SOLE        NONE               20
iSHARES TR LEHMAN BD FD           A     464287622     1492       13552SH         SOLE        NONE            13552
MSCI EAF SMALL CAP INDEX ETF      A     464287614        6        184SH          SOLE        NONE              184
PIMCO ENHANCED SHORT MAT          A     464287655     8027      79934SH          SOLE        NONE            79934
RUSSELL 1000 GROWTH iSHARES       A     464287630      457       8699SH          SOLE        NONE             8699
RUSSELL 1000 iSHARES              A     464287648     4279      68414SH          SOLE        NONE            68414
RUSSELL 2000 GROWTH iSHARES       A     464287473        2         31SH          SOLE        NONE               31
RUSSELL 2000 iSHARES              A     464287689       86       1333SH          SOLE        NONE             1333
RUSSELL 2000 VALUE iSHARES        A     464287788       41        716SH          SOLE        NONE              716
RUSSELL 3000 iSHARES              A     464287846    80268    1202871SH          SOLE        NONE          1202871
RUSSELL MIDCAP VALUE iSHARES      A     72201R833      295       7648SH          SOLE        NONE             7648
S&P 500 BARRA GROWTH iSHARES      A     808524102        6         93SH          SOLE        NONE               93
S&P 500 iSHARES                   A     808524888      350       3081SH          SOLE        NONE             3081
SCHWAB INTL EQUITY ETF            A     808524706       23        958SH          SOLE        NONE              958
SCHWAB INTL EQUITY ETF            A     808524805       12        546SH          SOLE        NONE              546
SCHWAB INTL EQUITY ETF            A     808524409      113       4914SH          SOLE        NONE             4914
SCHWAB US BROAD MKT ETF           A     464288273     4077     150494SH          SOLE        NONE           150494
SCHWAB US BROAD MKT ETF           A     464287457        7        281SH          SOLE        NONE              281
SPDR INDUSTRIAL SELECT SECTOR     A     78462F103     7429     254242SH          SOLE        NONE           254242
SPDR TRUST UNIT SR                A     464287176       38        334SH          SOLE        NONE              334
VANGUARD DIV APPRECIATION         A     921908844     8120     166527SH          SOLE        NONE           166527
VANGUARD IDX FDS GROWTH           A     922908769        0          6SH          SOLE        NONE                6
VANGUARD IDX FDS VALUE            A     922908744        2         44SH          SOLE        NONE               44
VANGUARD TOTAL BOND MKT           A     922908736     1318      15738SH          SOLE        NONE            15738
vANGUARD TOTAL STOCK MKT IDX      A     81369Y704     2222      38490SH          SOLE        NONE            38490

TOTAL                                              $150071(x1000)

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